Payables to non-controlling interests (Details Textual) ¥ in Thousands		1 Months Ended					12 Months Ended
		Jun. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Percentage of ownership				21.84%
Payables To Non-Controlling Interest Holders							¥ 350,604		¥ 233,135		$ 53,887,000
Other Long-term Debt, Noncurrent							707,820		763,393		108,790,000
Other Long-term Debt, Current	[1]						2,197,985		810,889		337,824,000
Payments to Noncontrolling Interests							0	$ 0	23,000	¥ 0
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis				10 years
Proceeds from (Repayments of) Debt, Total				¥ 728,116
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Two Months [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total				23,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within One Year [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total				82,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Ten Years [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total				623,116
Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Due to Affiliate							100,000
Yingli Hainan [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments				¥ 728,116
Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Long Term Debt Including Accrued Interest Current							350,604		233,135		5,825
Long Term Debt Including Accrued Interest							707,820				5,000	$ 763,393,000
Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Past due [Member]
Variable Interest Entity [Line Items]
Long Term Debt Including Accrued Interest Current							259,452		¥ 112,524
Unrelated Entity Three [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis										5 years
Debt Instrument, Interest Rate, Stated Percentage									5.00%			5.00%
Proceeds from (Repayments of) Debt, Total										¥ 100,000
Unrelated Entity Three [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments					¥ 100,000	¥ 100,000
Percentage of ownership						5.825%
Unrelated Entity Four [Member]
Variable Interest Entity [Line Items]
Percentage of ownership					5.50%
Unrelated Entity Four [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis					2 years
Debt Instrument, Interest Rate, Stated Percentage					6.15%
Proceeds from (Repayments of) Debt, Total					¥ 100,000
Unrelated Entity Four [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member]
Variable Interest Entity [Line Items]
Interest Payable							25,438				3,910,000
Party C [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis			5 years
Payments to Acquire Equity Method Investments			¥ 23,000
Percentage of ownership			0.90%
Debt Instrument, Interest Rate, Stated Percentage			19.00%
Party B [Member]
Variable Interest Entity [Line Items]
Other Long-term Debt, Noncurrent							684,820				105,255,000
Other Long-term Debt, Current							225,166				34,607,000
Party B [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member]
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders							100,000
Interest Payable							33,572				5,160,000
Party B [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders													¥ 23,000
Interest Payable							¥ 1,469				$ 226,000
Payments to Noncontrolling Interests		¥ 23,000

[1]	Short-term borrowings and current portion of long-term debts consist of the following: